Keeley Funds, Inc.

111 West Jackson Blvd

Suite 810

Chicago, IL 60604

April 9, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Ladies and Gentlemen:

Keeley Funds, Inc.

1933 Act Registration No. 333-124430

1940 Act Registration No. 811-21761

On behalf of the Keeley Funds, Inc. (the “Corporation”), and each series of the Corporation (each, a “Fund” and collectively, the “Funds”) we are transmitting for electronic filing under the Securities Act of 1933, as amended, and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing XBRL interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus of the Corporation dated January 31, 2013, as supplemented April 5, 2013, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

The purpose of this filing is to submit the data in eXtensible Business Reporting Language format for the Funds.

Very truly yours,

KEELEY FUNDS, INC.

/s/ Robert Kurinsky
Robert Kurinsky
Secretary